VIEs	12 Months Ended
Dec. 31, 2022
VIES [Abstract]
VIEs
17.	VIEs
Background

Chinese mainland laws and regulations prohibit or restrict foreign ownership of companies that operate value-added telecommunication services, Internet publishing, online news information services, online audiovisual transmission, online games, and certain other business activities in the Chinese mainland in which the Sohu Group is engaged or could be deemed to be engaged. Consequently, the Sohu Group conducts certain of its operations and businesses in the Chinese mainland through VIEs. The Sohu Group consolidates in its consolidated financial statements all of the VIEs of which the Group is the primary beneficiary for accounting purposes.
VIEs Consolidated within the Sohu Group
The Sohu Group adopted the guidance of ASC 810 for VIEs, which requires VIEs to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. Management made evaluations of the relationships between the Sohu Group and the VIEs through which it conducts a significant portion of its operations and the economic benefit flow of contractual arrangements with the VIEs. In connection with such evaluations, management also took into account the fact that, as a result of contractual arrangements with the VIEs that the Sohu Group consolidates, it controls the shareholders’ voting interests in those VIEs and the fact that any such VIE, if it has one or more wholly-owned subsidiaries that are also VIEs that the Sohu Group consolidates, holds and controls 100% of the shareholder’s voting interests in such subsidiary or subsidiaries even if any such subsidiary itself is not a party to any VIE contract with the Sohu Group. As a result of such evaluations, the management concluded that the Sohu Group holds a controlling financial interest in all of the VIEs that the Sohu Group consolidates because the Sohu Group has the power to direct the activities of such VIEs that most significantly affect their economic performances and the right to receive economic benefits that could be significant to such VIEs and that, therefore, the Sohu Group is the primary beneficiary of, and is required under ASC 810 to consolidate, all of such VIEs.
All of the consolidated VIEs are incorporated and operated in the Chinese mainland, and the principal VIEs are directly or indirectly owned by Dr. Charles Zhang, the Sohu Group’s Chairman and Chief Executive Officer, or other executive officers and employees of the Sohu Group identified below. Capital for the consolidated VIEs was funded by the Sohu Group through loans provided to Dr. Charles Zhang and other executive officers and employees, and was initially recorded as loans to related parties. These loans are eliminated for accounting purposes against the capital of the VIEs upon consolidation.
Under contractual agreements with the Sohu Group, Dr. Charles Zhang and those other executive officers and employees of the Sohu Group and certain entities who are shareholders of the consolidated VIEs are required to transfer their ownership in these entities to the Group, if permitted by Chinese mainland laws and regulations, or, if not so permitted, to designees of the Group at any time as requested by the Group to repay the loans outstanding. All voting rights of the consolidated VIEs are assigned to the Sohu Group, and the Group has the right to designate all directors and senior management personnel of the consolidated VIEs, and also has the obligation to absorb losses of the consolidated VIEs. Dr. Charles Zhang and those other executive officers and employees of the Sohu Group and certain entities who are shareholders of the consolidated VIEs have pledged their shares in the consolidated VIEs as collateral for the loans. As of December 31, 2022, the aggregate amount of these loans was

$
11.1
million.
Under its contractual arrangements with the consolidated VIEs, the Sohu Group has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Group considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIEs, except for registered capital and statutory reserves of the VIEs. As of December 31, 2022, the registered capital and statutory reserves of the consolidated VIEs totaled

$45.5
million. As all of the consolidated VIEs are incorporated as limited liability companies under the Company Law of the People’s Republic of China (the “Company Law”), creditors of the consolidated VIEs do not have recourse to the general credit of the Sohu Group for any of the liabilities of the consolidated VIEs. Currently there is no contractual arrangement that could require the Sohu Group to provide additional financial support to the consolidated VIEs. As the Sohu Group is conducting certain business in the Chinese mainland mainly through the consolidated VIEs, the Group may provide such support on a discretionary basis in the future, which could expose the Group to a loss.
The following is a summary of the principal VIEs within the Sohu Group:
Basic Information for Principal VIEs and Subsidiaries of Principal VIEs

-	High Century
High
Century was incorporated in 2001. As of December 31, 2022, Dr. Charles Zhang and Wei Li held 80% and 20
% interests, respectively, in this entity.

-	Heng Da Yi Tong
Heng
Da Yi Tong was incorporated in 2002. As of December 31, 2022, Dr. Charles Zhang and Wei Li held 80% and 20% interests, respectively, in this entity.

-	Sohu Internet
So
hu Internet was incorporated
in 2003. As of December 31, 2022, High Century held a 100% interest in this entity.

-	Gamease
Gamease
was incorporated in 2007. As of December 31, 2022, High Century held a
100
% interest in this entity.

-	Donglin
Donglin
was incorporated in 2010. As of December 31, 2022, Sohu Internet held a 100% interest in this entity.

-	Guanyou Gamespace
Guanyou
Gamespace was incorporated in 2010. As of December 31, 2022, Beijing Changyou Star Digital Technology Co., Ltd (“Changyou Star”) held
a
100
% interest in this entity, and Dewen Chen and Yaobin Wang held 50% and 50% interests, respectively, in Changyou Star.

-	Shanghai ICE
The
Sohu Group began consolidating Shanghai ICE in 2010. As of December 31, 2022, Gamease held
a
100
% interest in this entity.

-	Tianjin Jinhu
Tianjin
Jinhu was incorporated in 2011. On December 12, 2022, the two individuals who were nominee shareholders of Tianjin Jinhu, both of whom are employees of the Sohu Group, transferred all of their equity interests in Tianjin Jinhu to High Century; all previous VIE contractual arrangements between Video Tianjin and Tianjin Jinhu and the two nominee shareholders were terminated; and High Century became Tianjin Jinhu’s direct 100% parent. As of December 31, 2022, High Century continued to hold
a
100
% interest in this entity.

-	Focus Interactive
Focus
Interactive was incorporated in 2014. As of December 31, 2022, Heng Da Yi Tong held
a
100
% of the equity interests in this entity.

-	Guangzhou Qianjun
The
Sohu Group began consolidating Guangzhou Qianjun in 2014. As of December 31, 2022, Tianjin Jinhu held a 100% interest in this entity.
Financial Information
The following financial information of the Sohu Group’s consolidated VIEs (including subsidiaries of these VIEs) is included in the accompanying consolidated financial statements (in thousands):

	As of December 31,
	2021	2022
ASSETS:
Cash and cash equivalents	$32,513	$21,732
Restricted cash	0	1,838
Short-term investments	0	4,604
Accounts receivable, net	36,027	38,622
Prepaid and other current assets	18,836	13,934
Intra-Group receivables due from subsidiaries	647,330	594,099

Total current assets	734,706	674,829

Fixed assets, net	427	352
Other non-current assets	86,744	53,450

Total assets	$821,877	$728,631

LIABILITIES:
Accounts payable	$12,325	$10,909
Accrued liabilities	43,695	37,946
Receipts in advance and deferred revenue	45,844	40,948
Other current liabilities	24,026	22,514
Intra-Group payables due to subsidiaries	462,487	402,546

Total current liabilities	588,377	514,863

Long-term tax liabilities	14,465	13,242
Deferred tax liabilities	3,323	549
Other non-current liabilities	1,750	1,436

Total liabilities	$607,915	$530,090

	Year Ended December 31,
	2020	2021	2022
Revenues:
Third-party revenues	$552,980	$664,823	$591,480
Intra-Group revenues	30,207	21,488	27,914

Total revenues	583,187	686,311	619,394
Cost of revenues:
Third-party cost of revenues	93,333	81,725	96,603
Intra-Group cost of revenues	141,717	136,221	104,883

Total cost of revenues	235,050	217,946	201,486
Operating expenses:
Third-party operating expenses	50,983	72,126	72,911
Intra-Group operating expenses	254,796	366,762	329,226

Total operating expenses	305,779	438,888	402,137
Net income from continuing operations	41,756	35,805	2,691
Net loss from discontinued operations	(82,329)	(47,924)	0

	Year ended December 31,
	2020	2021	2022
Cash flows from operating activities:
Net cash provided by transactions with third parties	$459,263	$541,172	$448,936
Net cash used in transactions with intra-Group entities	(379,649)	(505,553)	(445,660)

Net cash provided by continuing operating activities	79,614	35,619	3,276
Net cash used in discontinued operating activities	(13,244)	(1,789)	0

Net cash provided by operating activities	66,370	33,830	3,276

Cash flows from investing activities:
Net cash used in transactions with third parties	(773)	(23,887)	(5,421)
Net cash provided by/(used in) transactions with intra-Group entities	(106,321)	(140,671)	72,497
Net cash provided by/(used in) continuing investing activities	(107,094)	(164,558)	67,076

Net cash provided by discontinued investing activities	7,797	12,116	0

Net cash provided by/(used in) investing activities	(99,297)	(152,442)	67,076

Cash flows from financing activities:
Net cash provided by/(used in) transactions with intra-Group entities	32,751	111,888	(79,209)

Net cash provided by/(used in) continuing financing activities	32,751	111,888	(79,209)
Net cash provided by/(used in) discontinued financing activities	152	(9,131)	0

Net cash provided by/(used in) financing activities	32,903	102,757	(79,209)

The

amounts
of cash flow activities of the Sohu Group’s consolidated VIEs for the year ended December 31, 2020 have been revised to reflect an adjustment with an increase of $
74.4
 million in the cash provided by operating activities, an increase of $
107.1
 million
in the cash used in investing activities, and an increase of $
32.8
 million in the cash provided by financing activities.

Summary of Significant Agreements Currently in Effect
The following is a summary of the agreements between the Sohu Group’s principal Chinese mainland subsidiaries and principal consolidated VIEs and their nominee shareholders as of December 31, 2022 and as of the date of this report:
Agreements between Subsidiaries, Consolidated VIEs and Nominee Shareholders
Loan and share pledge agreement

between Sohu Media and the shareholders of High Century: The agreement provides for loans to the shareholders of High Century for them to make contributions to the registered capital of High Century in exchange for the equity interests in High Century, and the shareholders pledge those equity interests to Sohu Media as security for the loans. The agreement includes powers of attorney that give Sohu Media the power to appoint nominees to act on behalf of the shareholders of High Century in connection with all actions to be taken by High Century. Pursuant to the agreement, the shareholders executed in blank transfers of their equity interests in High Century, which are held by the Sohu Group’s legal department and may be completed and effected at Sohu Media’s election.
Loan and share pledge agreement

between Focus HK and the shareholders of Heng Da Yi Tong: The agreement provides for loans to the shareholders of Heng Da Yi Tong for them to make contributions to the registered capital of Heng Da Yi Tong in exchange for the equity interests in Heng Da Yi Tong, and the shareholders pledge those equity interests to Focus HK as security for the loans. The agreement includes powers of attorney that give Focus HK the power to appoint nominees to act on behalf of the shareholders of Heng Da Yi Tong in connection with all actions to be taken by Heng Da Yi Tong. Pursuant to the agreement, the shareholders executed in blank transfers of their equity interests in Heng Da Yi Tong, which are held by the Sohu Group’s legal department and may be completed and effected at Focus HK’s election.
Loan agreements
and equity pledge agreements
between AmazGame and the sole shareholder of Gamease and between Gamespace and the sole shareholder of Guanyou Gamespace. The loan agreements provide for loans to the respective shareholders of Gamease and Guanyou Gamespace for the shareholders to make contributions to the registered capital of Gamease and Guanyou Gamespace in exchange for 100% of the equity interests in Gamease and Guanyou Gamespace. The loans are interest free and are repayable on demand, but the shareholders can only repay the loans by transferring to AmazGame and Gamespace, as the case may be, their equity interests in Gamease and Guanyou Gamespace. Under the equity pledge agreements, the respective shareholders of Gamease and Guanyou Gamespace pledge to AmazGame and Gamespace, their equity interests in Gamease and Guanyou Gamespace to secure the performance of their obligations under the loan agreements and Gamease’s and Guanyou Gamespace’s obligations to AmazGame and Gamespace under the various
VIE-related
agreements. If the shareholders breach their obligations under any
VIE-related
agreements (Gamease’s or Guanyou Gamespace’s breach of any of its obligations under the various applicable
VIE-related
agreements will be treated as its shareholder’s breach of its obligations), including the equity pledge agreements, AmazGame and Gamespace are entitled to exercise their rights as the beneficiaries under the applicable equity pledge agreements, including all rights the respective shareholders have as shareholders of Gamease or Guanyou Gamespace.
Equity interest purchase right agreements
among AmazGame, Gamease and the sole shareholder of Gamease and among Gamespace, Guanyou Gamespace and the sole shareholder of Guanyou Gamespace. Pursuant to these agreements, AmazGame and Gamespace have the right, exercisable at any time if and when it is legal to do so under Chinese mainland law, to purchase from the respective shareholders of Gamease and Guanyou Gamespace all or any part of their equity interests in Gamease and Guanyou Gamespace at a purchase price equal to their initial contributions to the registered capital of Gamease and Guanyou Gamespace.

Powers of attorney
executed by the sole shareholder of Gamease in favor of AmazGame and by the sole shareholder of Guanyou Gamespace in favor of Gamespace, with a term of 10 years. These powers of attorney give the respective boards of directors of AmazGame and Gamespace the right to appoint nominees to act on behalf of their respective shareholders in connection with all actions to be taken by Gamease and Guanyou Gamespace.
Business operation agreements
among AmazGame, Gamease and the sole shareholder of Gamease and among Gamespace, Guanyou Gamespace and the sole shareholder of Guanyou Gamespace. These agreements set forth the right of AmazGame and Gamespace to control the actions of Gamease and Guanyou Gamespace, as the case may be, and the respective shareholders of Gamease and Guanyou Gamespace. Each agreement has a term of 10 years.

Table of Contents
Business Arrangements between Subsidiaries and Consolidated VIEs
A significant portion of the Sohu Group’s operations are conducted through the VIEs that the Sohu Group consolidates, which generate a significant amount of the Sohu Group’s revenues. In order for the Sohu Group to be able to receive such revenues, and, if applicable, other assets, from the VIEs, it relies on payments made by the VIEs to the Sohu Group’s Chinese mainland subsidiaries pursuant to a series of service contracts between them in order for the VIEs to transfer such revenues or other assets to the Sohu Group. The following is a summary of the material service contracts currently in effect between the Sohu Group’s Chinese mainland subsidiaries and certain of the VIEs that the Sohu Group consolidates:
Exclusive technology

consulting and service agreement
between Sohu Era and Sohu Internet. Pursuant to this agreement Sohu Era has the right to provide technical consultation and other related services to Sohu Internet in exchange for a percentage of the gross revenue of Sohu Internet. The agreement has an initial term of two years
, and is renewable at the request of Sohu Era.
Technology service

agreement
between Donglin and Sohu Media. Pursuant to this agreement Sohu Media has the right to provide technology services and other related services to Donglin in exchange for a percentage of the gross revenue of Donglin. The agreement has a term of three years and is renewable at the request of Sohu Media.
Technology support and utilization agreements
between AmazGame and Gamease, between Gamespace and Guanyou Gamespace, and between Changyou Chuangxiang and Gamease. Pursuant to these agreements, AmazGame, Gamespace and Changyou Chuangxiang have the right to provide certain product development and application services and technology support to Gamease and Guanyou Gamespace, respectively, for a fee equal to a predetermined percentage, subject to adjustment by AmazGame, Gamespace or Changyou Chuangxiang at any time, of Gamease’s and Guanyou Gamespace’s respective revenues. Each agreement terminates only when AmazGame, Gamespace or Changyou Chuangxiang is dissolved.
Services and maintenance agreements
between AmazGame and Gamease, between Gamespace and Guanyou Gamespace, and between Changyou Chuangxiang and Gamease. Pursuant to these agreements, AmazGame, Gamespace and Changyou Chuangxiang, respectively, provide marketing, staffing, business operation and maintenance services to Gamease and Guanyou Gamespace, respectively, in exchange for a fee equal to the cost of providing such services plus a predetermined margin. Each agreement terminates only when AmazGame, Gamespace or Changyou Chuangxiang, as the case may be, is dissolved.
Certain of the contractual arrangements described above between the VIEs and the related wholly-owned subsidiaries of the Sohu Group are silent regarding renewals. However, because the VIEs are controlled by the Sohu Group through powers of attorney granted to the Sohu Group by the shareholders of the VIEs, the contractual arrangements can be, and are expected to be, renewed at the subsidiaries’ election.
The following is a summary of agreements among Video Tianjin, Tianjin Jinhu and Tianjin Jinhu’s nominee shareholders. All of these agreements were terminated as of December 12, 2022. After December 12, 2022, Tianjin Jinhu became a wholly-owned subsidiary of High Century.
Loan agreements and equity pledge agreements
between Video Tianjin and the shareholders of Tianjin Jinhu. The loan agreements provided for loans to the shareholders of Tianjin Jinhu for them to make contributions to the registered capital of Tianjin Jinhu in exchange for the equity interests in Tianjin Jinhu. Under the equity pledge agreements, the shareholders of Tianjin Jinhu pledged to Video Tianjin their equity interests in Tianjin Jinhu to secure the performance of their obligations under the loan agreements and Tianjin Jinhu’s obligations to Video Tianjin under their business agreements. The loans were interest free and were repayable on demand, but the shareholders could only repay the loans by transferring to Video Tianjin their equity interests in Tianjin Jinhu.
Exclusive equity interest purchase right agreements
between Video Tianjin, Tianjin Jinhu and the shareholders of Tianjin Jinhu. Pursuant to those agreements, Video Tianjin and any third party designated by it had the right, exercisable at any time when it became legal to do so under Chinese mainland law, to purchase from the shareholders of Tianjin Jinhu all or any part of their equity interests at the lowest purchase price permissible under Chinese mainland law.
Business operation agreement
among Video Tianjin, Tianjin Jinhu and the shareholders of Tianjin Jinhu. The agreement set forth the right of Video Tianjin to control the actions of the shareholders of Tianjin Jinhu. The agreement had a term of 10 years, renewable at the request of Video Tianjin.
Powers of Attorney
executed by the shareholders of Tianjin Jinhu in favor of Video Tianjin with a term of 10 years, extendable at the request of Video Tianjin. Those powers of attorney gave Video Tianjin the right to appoint nominees to act on behalf of each of the Tianjin Jinhu shareholders in connection with all actions to be taken by Tianjin Jinhu.
Exclusive technology consulting and service agreement
between Video Tianjin and Tianjin Jinhu. Pursuant to this agreement Video Tianjin had the right to provide technical consultation and other related services to Tianjin Jinhu in exchange for a fee. The agreement had a term of 10 years and was renewable at the request of Video Tianjin.

Table of Contents
VIE-Related
Risks
It is possible that the Sohu Group’s operation of certain of its operations and businesses through VIEs could be found by authorities in the Chinese mainland to be in violation of laws and regulations of the Chinese mainland prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If a finding were made by authorities in the Chinese mainland that the Sohu Group’s operation of certain of its operations and businesses through VIEs is prohibited, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Sohu Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Sohu Group to restructure its ownership structure or operations, or requiring the Sohu Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Sohu Group’s business operations, and have a severe adverse impact on the Sohu Group’s cash flows, financial position, and operating performance.
In addition, it is possible that the contracts among the Company’s subsidiaries, the VIEs that the Sohu Group consolidates and the shareholders of such VIEs would not be enforceable in the Chinese mainland if regulatory authorities or courts in the Chinese mainland were to find that such contracts contravene law and regulations of the Chinese mainland or are otherwise not enforceable for public policy reasons. As of the date of this report, the validity and enforceability of the contracts among the Company’s subsidiaries, the VIEs that the Sohu Group consolidates and the shareholders of such VIEs and, to the knowledge of the Company, of any similar contracts entered into by other Chinese mainland-based companies, have never been considered or determined by a Chinese mainland court. In the event that the Sohu Group was unable to enforce these contractual arrangements, the Sohu Group would not be able to exert effective control over the affected VIEs and the financial results of the VIEs would not accrue to the Sohu Group’s benefit. Consequently, such VIEs’ results of operations, assets and liabilities would not be included in the Sohu Group’s consolidated financial statements. If such were the case, the Sohu Group’s cash flows, financial position and operating performance would be severely adversely affected. The Sohu Group’s contractual arrangements with respect to the VIEs that it consolidates are in place.
The Sohu Group’s operations and businesses rely on the operations and businesses of the VIEs that it consolidates, which hold certain recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include goodwill and intangible assets acquired through business acquisitions. Goodwill primarily represents the expected synergies from combining an acquired business with the Sohu Group. Intangible assets acquired through business acquisitions mainly consist of customer relationships, non-compete
agreements, user bases, copyrights, trademarks and developed technologies. Unrecognized revenue-producing assets mainly consist of licenses and intellectual property. Licenses include operations licenses, such as Internet information service licenses and licenses for providing content. Intellectual property developed by the Sohu Group mainly consists of patents, copyrights, trademarks, and domain names. The Sohu Group’s operations and businesses will be adversely impacted if the Sohu Group loses the ability to use and benefit from assets held by these VIEs.